SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total Sales	$ 44,629	$ 575,545	$ 2,567,596	$ 866,703	$ 1,300,439	$ 1,406,005
Total Segment income			1,183,968	519,683	610,407	751,068
General and Administrative expense	(79,252)	(188,817)	(284,025)	(529,335)	(488,177)	(480,812)
Salaries	(197,036)	(228,565)	(587,928)	(661,634)	(772,463)	(495,269)
Travel	(38,990)	(26,381)	(126,388)	(66,735)	(145,170)	(86,292)
Professional Fees	(135,441)	(41,174)	(359,636)	(123,383)	(155,241)	(111,318)
Facility lease and Maintenance	(86,781)	(85,798)	(260,262)	(254,708)	(346,454)	(363,643)
Depreciation and Amortization	(7,519)	(8,073)	(22,557)	(24,219)	(32,292)	(32,912)
Change in derivative liability	419	(10,745)	(12,980)	1,734,624	1,752,119	(1,270,099)
Other Income	9,976		25,790
Gain / (Loss) on debt settlement and write down	0	460,568	2,920	828,666	868,502	399,181
Net Loss before income tax	(861,768)	(17,012)	(1,304,546)	819,719	278,492	(3,435,764)
Consulting					(243,371)	(157,149)
Bad Debt Expense						(259,289)
Interest and Financing fees	(331,177)	$ (189,171)	(747,451)	(603,240)	(769,369)	(1,329,230)
Net Loss before income tax					278,492	(3,435,764)
Total Assets	$ 7,964,334		7,964,334		6,432,274	4,123,671
Segment Reconciling Items [Member]
Product Information [Line Items]
General and Administrative expense			(284,025)	(529,335)
Salaries			(587,928)	(661,634)
Travel			(126,388)	(66,735)
Professional Fees			(359,636)	(123,383)
Facility lease and Maintenance			(260,262)	(254,708)
Consulting Subcontractors			(83,931)
Depreciation and Amortization			(22,557)	(24,219)
Change in derivative liability			(12,980)	1,734,624
Other Income			25,790
Gain / (Loss) on debt settlement and write down			2,920	828,666
Interest Expense			(747,451)	(603,240)
Net Loss before income tax			(1,272,481)	819,719
Manufacturing Amd Engineering [Member]
Product Information [Line Items]
Total Sales			132,316	91,262
Total Segment income			85,352	72,853
Clean Energy H R S [Member]
Product Information [Line Items]
Total Sales			461,192	602,207	1,014,707	930,882
Total Segment income			427,219	312,118	547,812	581,903
Total Assets					2,556,166	2,166,478
CETY HK [Member]
Product Information [Line Items]
Total Sales			1,925,950
Cety Europe [Member]
Product Information [Line Items]
Total Sales			48,138	173,234	192,361	52,492
Total Segment income			40,315	134,712	152,923	50,753
Total Assets					39,703	34,545
C E T Y [Member]
Product Information [Line Items]
Total Segment income			$ 631,082
Manufacturing And Engineering [Member]
Product Information [Line Items]
Total Sales					93,371	422,631
Total Segment income					(90,328)	118,412
Total Assets					$ 3,836,405	$ 1,922,648